RELATED PARTIES BALANCES AND TRANSCATIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 22 – ADVANCES TO ACQUIRE BUILDINGS

On December 4, 2015, our Argentine subsidiaries Sistemas Globales S.A. and IAFH Global S.A., entered into a Purchase Agreement with IRSA Inversiones y Representaciones Sociedad Anónima (“IRSA”) to acquire four floors representing approximately 4,896 square meters in a building to be constructed in a premium business zone of the City of Buenos Aires, Argentina.

In consideration for the property the subsidiaries agreed to pay IRSA the following purchase price: (i) AR$ 180,279 on the date of signing of the purchase agreement, equivalent to 18,779 at such date; (ii) 8,567 during a three-year term beginning in June 2016; and (iii) the remaining 3,672 at the moment of transfer of the property ownership, after finalization of the building.

As explained in note 4.4, during the years 2019 and 2018, the Company estimated the future use of some tax credits and concluded that the value-added tax related to the advance payments to IRSA which amounted to 70 and 363, respectively, will not be recoverable and were included as advances to suppliers paid to IRSA.

As of December 31, 2018, 28,799 are included in these consolidated financial statements as other receivables non-current. As of December 31, 2019, the building was finalized and the property ownership was transferred. Consequently, a total amount of 30,661 was reclassified from other receivables non-current to property and equipment.
NOTE 23 – RELATED PARTIES BALANCES AND TRANSACTIONS

23.1 – Related parties

The Company provides software and consultancy services to certain WPP subsidiaries and other related parties. WPP was a shareholder of the Company with significant influence, until it sold its shares of the Company on June 20, 2018. The Company also provides software services to Morgan Stanley, which holds a share over 5% on the Company. Outstanding receivable balances as of December 31, 2019 and 2018 are as follows:

	As of December 31,
	2019	2018

Mercado Libre S.R.L.	—	440
TNS	—	56
Morgan Stanley Investment Management Inc.	91	497
Total	91	993

During the year ended December 31, 2019, 2018 and 2017, the Company recognized revenues for 1,419, 5,937 and 5,590, respectively, as follows:

	For the year ended December 31,
	2019	2018	2017

Added Value	—	—	13
Grey Global Group Inc.(*)	—	472	1,238
Group M Worldwide Inc(*)	—	102	521
JWT(*)	—	204	1,043
Kantar Group(*)	—	216	791
Kantar Retail(*)	—	39	93
Ogilvy & Mather Brasil Comunication(*)	—	82	1,677
JP Morgan Chase & Co.(*)	—	1,784	—
JP Morgan Chase S.A.(*)	—	48	—
JP Morgan Services Argentina S.R.L.(*)	—	1,503	—
TNS(*)	—	8	30
Morgan Stanley Investment Management Inc.	1,257	964	—
Mercado Libre S.R.L.	162	515	143
Mirum Inc.	—	—	41
Total	1,419	5,937	5,590

(*) WPP and JP Morgan subsidiaries were no longer considered related parties as of December 31, 2019.

23.2 – Compensation of key management personnel

The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2019	2018	2017

Salaries and bonuses	6,914	5,140	4,507
Total	6,914	5,140	4,507

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2017, the Company granted 12,836 and 62,162 restricted stock units at a grant price of $34.96 and $37.00, respectively.
During 2018, the Company granted 115,000 and 6,000 share options at a strike price of $46.00 and $50.92, respectively.
During 2018, the Company granted 93,000, 10,000 and 4,054 restricted stock units at a grant price of $46.00, $50.92 and $45.50, respectively.
During 2019, the Company granted 4,000 share options at a strike price of $52.10.
During 2019, the Company granted 82,800, 2,400 and 2,390 restricted stock units at a grant price of $87.44, $52.10 and $69.77, respectively.